IMPAIRMENT	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT
NOTE 13: IMPAIRMENT

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2022
Impact of transfers between stages	(24)	581	357	–	914
Other changes in credit quality	(278)	90	663	78	553
Additions and repayments	132	113	(69)	(58)	118
Methodology and model changes	2	11	(47)	(29)	(63)
Other items	–	–	–	–	–
	(144)	214	547	(9)	608
Total impairment (credit) charge	(168)	795	904	(9)	1,522

In respect of:
Loans and advances to banks	12	2	–	–	14
Loans and advances to customers	(217)	694	883	(9)	1,351
Debt securities	7	–	–	–	7
Financial assets at amortised cost	(198)	696	883	(9)	1,372
Other assets	–	–	22	–	22
Impairment charge on drawn balances	(198)	696	905	(9)	1,394
Loan commitments and financial guarantees	24	99	(1)	–	122
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment (credit) charge	(168)	795	904	(9)	1,522

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2021
Impact of transfers between stages	75	(481)	339	–	(67)
Other changes in credit quality	(331)	(320)	252	(48)	(447)
Additions and repayments	(246)	(389)	(96)	(87)	(818)
Methodology and model changes	(63)	15	6	–	(42)
Other items	2	4	(10)	–	(4)
	(638)	(690)	152	(135)	(1,311)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(454)	(1,025)	498	(135)	(1,116)
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	–	–	2	–	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	–	(257)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	–	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions and repayments	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	–	152
Other items	–	–	10	–	10
	1,000	369	1,180	137	2,686
Total impairment charge	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks	5	–	–	–	5
Loans and advances to customers	697	1,151	1,865	137	3,850
Debt securities	1	–	–	–	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	–	–	5	–	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	–	289
Financial assets at fair value through other comprehensive income	5	–	–	–	5
Total impairment charge	831	1,309	1,878	137	4,155
The impairment charge contained no release (2021: release of £77 million; 2020: charge of £41 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.
The Group’s impairment charge comprises the following items:
Impact of transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.
Additions and repayments
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances resulting from the repayments of outstanding balances that have been provided against.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; as changes to either the model inputs or the underlying assumptions, as well as the impact of changing the models used.
Movements in the Group’s impairment allowances are shown in note 18.